Concentration of Credit Risk - Schedule of Group’s Total Revenue (Details)		6 Months Ended				12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Customer Concentration Risk [Member] | Customer E [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			[1]	15.14%		23.08%	[2]
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			[1]			42.10%		32.10%
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage								11.95%		18.03%
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage								10.73%		17.53%	[2]
Customer Concentration Risk [Member] | Customer B [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage	[2]									28.50%
Customer Concentration Risk [Member] | Customer C [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage							[2]			10.53%	[2]
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage								19.52%	[2]
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		30.30%				17.66%
Customer Concentration Risk [Member] | Customer L [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		24.09%			[1]
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		25.54%				14.17%
Customer Concentration Risk [Member] | Customer M [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		12.43%			[1]
Customer Concentration Risk [Member] | Customer M [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		18.38%				13.29%
Customer Concentration Risk [Member] | Customer N [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		25.37%			[1]
Customer Concentration Risk [Member] | Customer N [Member] | Accounts Receivable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		16.52%				10.51%
Customer Concentration Risk [Member] | Customer G [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			[1]	10.66%
Customer Concentration Risk [Member] | Customer G [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		22.25%				17.41%				16.72%
Customer Concentration Risk [Member] | Customer O [Member] | Total Revenue [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		12.10%			[1]
Customer Concentration Risk [Member] | Customer O [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		44.16%				22.79%
Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage
Customer Concentration Risk [Member] | Customer P [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			[1]			13.08%
Customer Concentration Risk [Member] | Customer Q [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			[1]			11.06%
Customer Concentration Risk [Member] | Customer I [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage										26.44%
Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		32.43%				13.26%				13.22%
Supplier Concentration Risk [Member] | Suppliers N [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						15.39%
Supplier Concentration Risk [Member] | Supplier A [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage								17.02%		20.59%	[2]
Supplier Concentration Risk [Member] | Supplier B [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		17.61%		13.15%		10.74%		17.52%		15.97%
Supplier Concentration Risk [Member] | Supplier C [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage								11.04%	[2]
Supplier Concentration Risk [Member] | Supplier C [Member] | Account Payable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		60.92%				33.07%		34.66%
Supplier Concentration Risk [Member] | Suppliers O [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		14.81%
Supplier Concentration Risk [Member] | Suppliers O [Member] | Account Payable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						20.05%
Supplier Concentration Risk [Member] | Supplier K [Member] | Account Payable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage								23.66%	[2]
Supplier Concentration Risk [Member] | Supplier L [Member] | Account Payable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage								10.69%	[2]
Supplier Concentration Risk [Member] | Supplier M [Member] | Account Payable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage								10.13%	[2]
Supplier Concentration Risk [Member] | Suppliers P [Member] | Advance [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						46.85%
Supplier Concentration Risk [Member] | Suppliers Q [Member] | Advance [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						27.22%
Supplier Concentration Risk [Member] | Supplier H [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			[1]	10.85%
Supplier Concentration Risk [Member] | Supplier H [Member] | Advance [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage								22.38%	[2]
Supplier Concentration Risk [Member] | Supplier I [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			[1]	10.41%
Supplier Concentration Risk [Member] | Supplier I [Member] | Account Payable [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage		11.91%					[1]
Supplier Concentration Risk [Member] | Supplier I [Member] | Advance [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage								18.13%	[2]
Supplier Concentration Risk [Member] | Supplier J [Member] | Group’s Purchase [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage			[1]	25.68%
Supplier Concentration Risk [Member] | Supplier J [Member] | Advance [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage								12.32%	[2]
Previously Reported [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage
Previously Reported [Member] | Customer Concentration Risk [Member] | Customer G [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						17.41%
Previously Reported [Member] | Customer Concentration Risk [Member] | Customer O [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						22.79%
Previously Reported [Member] | Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						13.26%
Previously Reported [Member] | Customer Concentration Risk [Member] | Customer P [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						13.08%
Previously Reported [Member] | Customer Concentration Risk [Member] | Customer Q [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage						11.06%
Previously Reported [Member] | Customer Concentration Risk [Member] | Customer I [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage
Previously Reported [Member] | Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Schedule of Single Customers Total Revenue [Line Items]
Concentration risk percentage

[1]	represent percentage less than 10%
[2]	represent percentage less than 10%